Other payables (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Schedule of Other Payables

	12.31.2019	12.31.2018
Provisions related to payroll (i)	58.4	92.8
Provision for employee profit sharing	20.9	34.3
Other accounts payable (ii)	54.0	114.6
Mutual with jointly controlled operation	—	23.2
Long-term incentive (iii)	16.4	16.9
Insurance	7.1	6.2
Contractual obligations (iv)	6.7	17.5
Commission payable	11.3	10.9
Brazilian air force	0.4	0.6

	175.2	317.0

Current portion	162.5	288.4
Non-current portion	12.7	28.6

(i)	Refers to personnel obligations and their respective charges recorded in the financial statements.
(ii)	Represents a provision for expenses already incurred as of the date of the consolidated financial statements and for which payments are made during the following month.
(iii)	Refers to the Long-Term Incentive (LTI) granted to employees of the Company in the form of phantom shares as described in Note 30.
(iv)
Represents the recorded amounts regarding maintenance costs of aircraft leased through operating leases and contractually agreed upon commitments for the sale of new aircraft or the expiration of residual financial guarantees.